Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Sep. 30, 2024		Sep. 30, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,611,465	$ 6,897,697		$ 373		$ 7,849
Digital assets	32,182
Due from affiliates	243,915
Other current assets	730,894	107,648		244,086		7,851
Current assets from discontinued operations		1,089,052		721,250		2,912,708
TOTAL CURRENT ASSETS	13,118,456	9,094,397		965,709		2,928,408
NON-CURRENT ASSETS:
Right-of-use asset, operating lease	153,569
Fixed assets, net	15,883
Investment						391,217
Other assets from discontinued operations		14,887		19,290		33,000
TOTAL NON-CURRENT ASSETS	169,452	14,887		19,290		424,217
TOTAL ASSETS	13,287,908	9,109,284		984,999		3,352,625
CURRENT LIABILITIES:
Accounts payable	87,420	69,600
Operating lease liability, current portion	78,575
Convertible notes payable, net		706,354	[1]	818,009	[1]		[1]
Note payable, net		64,399		54,198
Due to affiliates	233,068	42,471		42,471		1,255,820
Accrued expenses and other current liabilities	816,224	1,167,315		1,444,143		524,809
Stock purchase warrant liabilities	40,740,193	164,770,525
Derivative liability		847,753
Current liabilities from discontinued operations		3,162,509		3,083,956		7,342,836
TOTAL CURRENT LIABILITIES	43,630,885	171,450,366		7,070,071		9,123,465
NON-CURRENT LIABILITIES:
Operating lease liability, net of current portion	74,994
Non-current liabilities from discontinued operations		17,368		28,836		151,827
TOTAL NON-CURRENT LIABILITIES	74,994	1,009,027		1,012,641		422,390
TOTAL LIABILITIES	43,705,879	172,459,393		8,082,712		9,545,855
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT:
Preferred stock, value			[2]		[2]		[2]
Common stock, value	1,110	493	[2]	209	[2]	126	[2]
Additional paid-in capital	81,047,703	37,759,589	[2]	33,334,725	[2]	25,543,929	[2]
Accumulated deficit	(111,464,507)	(201,075,743)	[2]	(40,287,764)	[2]	(31,769,244)	[2]
Accumulated other comprehensive (loss)/income	(2,277)	(34,448)	[2]	(144,883)	[2]	31,959	[2]
TOTAL STOCKHOLDERS’ DEFICIT	(30,417,971)	(163,350,109)	[2]	(7,097,713)	[2]	(6,193,230)	[2]
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	13,287,908	9,109,284		984,999		3,352,625
Related Party
CURRENT ASSETS:
Advances – related party		1,000,000
Note receivable - related party	4,500,000	1,000,000
CURRENT LIABILITIES:
Loans payable - related parties, current	1,566,988	619,440		1,627,294
Interest payable - related parties, current	108,417
NON-CURRENT LIABILITIES:
Loan payable - related parties, net of current portion		947,548		939,694		270,000
Interest payable - related parties, net of current portion		$ 44,111		$ 44,111		$ 563

[1]	Retroactively restated to include the Additional September 2024 Notes as described in Note 9.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.